Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012 Maximum [Member]
Impact Of Change In Functional Currency For Property, Plant & Equipment, Finite Intangible Assets, And Goodwill [Line Items]
Non-current assets	$ 12,940
Deferred tax	$ 3,110
Estimated useful life		20 years